Trade accounts receivable (Details Text)	12 Months Ended
Dec. 31, 2017
Amount of receivables past due for over 180 days
Trade accounts receivable (Details Text)
Provision for impairment is based on the history of losses	100.00%
Amount of receivables past due between 90 and 180 days
Trade accounts receivable (Details Text)
Provision for impairment is based on the history of losses	50.00%
Amount of receivables under judicial collection
Trade accounts receivable (Details Text)
Provision for impairment is based on the history of losses	100.00%
Receivables arising from a second renegotiation with customers
Trade accounts receivable (Details Text)
Provision for impairment is based on the history of losses	100.00%